Long-term debt	12 Months Ended
Dec. 31, 2025
Long-term debt
Long-term debt

14. Long-term debt

The following table summarizes Vermilion’s outstanding long-term debt:

	As at
	Dec 31, 2025	Dec 31, 2024
Revolving credit facility	222,724	—
2025 senior unsecured notes	—	398,275
2030 senior unsecured notes	504,962	565,181
2033 senior unsecured notes	515,711	—
Long-term debt	1,243,397	963,456

The fair value of the 2030 senior unsecured notes as at December 31, 2025 was $506.2 million (December 31, 2024 - $571.2 million). The fair value of the 2033 senior notes as at December 31, 2025 was $491.3 million.

The following table reconciles the change in Vermilion’s long-term debt, net of costs:

	2025	2024
Balance at January 1	963,456	914,015
Borrowings on the revolving credit facility	225,902	—
Repayment of 2025 senior unsecured notes	(399,467)	(31,561)
Repayment of 2030 senior unsecured notes	(34,896)	—
Issuance of 2033 senior unsecured notes	562,968	—
Repayment of 2033 senior unsecured notes	(23,733)	—
Issuance of term loan	445,392	—
Repayment of term loan	(445,392)	—
Amortization of transaction costs	1,989	2,276
Foreign exchange	(52,822)	78,726
Balance at December 31	1,243,397	963,456

Revolving credit facility

As at December 31, 2025, Vermilion had in place a bank revolving credit facility maturing May 25, 2029 with the following terms:

	As at
	Dec 31, 2025	Dec 31, 2024
Total facility amount	1,350,000	1,350,000
Amount drawn	(222,724)	—
Letters of credit outstanding	(49,263)	(22,731)
Unutilized capacity	1,078,013	1,327,269

The facility can be extended from time to time at the option of the lenders and upon notice from Vermilion. If no extension is granted by the lenders, the amounts owing pursuant to the facility are due at the maturity date. The facility is secured by various fixed and floating charges against the subsidiaries of Vermilion. The facility bears interest at a rate applicable to demand loans plus applicable margins.

On June 9, 2025, the maturity date of the revolving facility was extended to May 25, 2029 (previously May 26, 2028). The total facility amount of $1.35 billion and accordion feature to increase the aggregate amount available under the facility to $1.8 billion remain unchanged.

As at December 31, 2025, the revolving credit facility was subject to the following financial covenants:

		As at
Financial covenant	Limit	Dec 31, 2025	Dec 31, 2024
Consolidated total debt to consolidated EBITDA	Less than 4.0	1.14	0.72
Consolidated total senior debt to consolidated EBITDA	Less than 3.5	0.21	—
Consolidated EBITDA to consolidated interest expense	Greater than 2.5	8.44	16.59

The financial covenants include financial measures defined within the revolving credit facility agreement that are not defined under IFRS® Accounting Standards. These financial measures are defined by the revolving credit facility agreement as follows:

●	Consolidated total debt: Includes all amounts classified as “Long-term debt” and “Lease obligations” (including the current portion included within “Accounts payable and accrued liabilities” but excluding operating leases as defined under IAS 17) on the consolidated balance sheet.
●	Consolidated total senior debt: Consolidated total debt excluding unsecured and subordinated debt.
●	Consolidated EBITDA: Consolidated net loss before interest, income taxes, depreciation, accretion and certain other non-cash items, adjusted for the impact of the acquisition of a material subsidiary.
●	Consolidated total interest expense: Includes all amounts classified as “Interest expense”, but excludes interest on operating leases as defined under IAS 17.

As at December 31, 2025 and December 31, 2024, Vermilion was in compliance with the above covenants.

Term loan

Concurrent with the completion of the Westbrick acquisition on February 26, 2025, Vermilion’s credit facility agreement was amended to incorporate a new $450.0 million term loan (the “Term Loan”) which was immediately drawn. The Term Loan balance was repaid in full in 2025.

2025 senior unsecured notes

On March 13, 2017, Vermilion issued US $300.0 million of senior unsecured notes at par. The notes bore interest at a rate of 5.625% per annum paid semi-annually on March 15 and September 15. The notes matured on March 15, 2025 and the balance was repaid in full.

2030 senior unsecured notes

On April 26, 2022, Vermilion closed a private offering of US $400.0 million of senior unsecured notes, priced at 99.241% of par. The notes bear interest at a rate of 6.875% per annum, to be paid semi-annually on May 1 and November 1. The notes mature on May 1, 2030. As direct senior unsecured obligations of Vermilion, the notes rank equally with existing and future senior unsecured indebtedness of the Company.

The senior unsecured notes were recognized at amortized cost and include the transaction costs directly related to the issuance.

On or after May 1, 2025, Vermilion may redeem some or all of the senior unsecured notes at the redemption prices set forth below, together with accrued and unpaid interest.

Year	Redemption price
2025	103.438%
2026	102.292%
2027	101.146%
2028 and thereafter	100.000%

During the year ended December 31, 2025, Vermilion purchased $34.9 million of the 2030 senior unsecured notes at a rate of 95.8% on the open market which were subsequently cancelled.

2033 senior unsecured notes

On February 11, 2025 Vermilion closed a private offering of US $400.0 million of senior unsecured notes at par. The notes bear interest at a rate of 7.250% per annum, to be paid semi-annually on February 15 and August 15. The notes mature on February 15, 2033. As direct senior unsecured obligations of Vermilion, the notes rank equally with existing and future senior unsecured indebtedness of the Company.

The senior unsecured notes were recognized at amortized cost and include the transaction costs directly related to the issuance.

Vermilion may, at its option, redeem the notes prior to maturity as follows:

●	Prior to February 15, 2028, Vermilion may redeem up to 40% of the original principal amount of the notes with an amount of cash not greater than the net cash proceeds of certain equity offerings at a redemption price of 107.250% of the principal amount of the notes, together with accrued and unpaid interest.
●	Prior to February 15, 2028, Vermilion may also redeem some or all of the notes at a price equal to 100% of the principal amount of the notes, plus a “make-whole premium,” together with applicable premium, accrued and unpaid interest.
●	On or after February 15, 2028, Vermilion may redeem some or all of the senior unsecured notes at the redemption prices set forth below, together with accrued and unpaid interest.

Year	Redemption price
2028	103.625%
2029	101.813%
2030 and thereafter	100.000%

During the year ended December 31, 2025, Vermilion purchased $23.7 million of the 2033 senior unsecured notes at a rate of 95.3% on the open market which were subsequently cancelled.